Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Liabilities
Warrant liability	$ 2,945,358
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	6,645,832	$ 5,778,984
Warrant liability	2,945,358
Total liabilities	9,591,190	5,778,984
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Warrant liability	2,945,358
Total liabilities	2,945,358
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	6,645,832	5,778,984
Total liabilities	$ 6,645,832	$ 5,778,984